OTHER LONG-TERM LIABILITIES (Details Narrative) $ in Thousands, $ in Thousands	3 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2024 CAD ($)	Jun. 30, 2023 USD ($)	Sep. 25, 2023
IfrsStatementLineItems [Line Items]
Proceeds from lenders		$ 2,000	$ 9,000
Loan interest rate				8.00%
Transaction costs incurred	$ 132
Interest expense on loans	379
Unamortized deferred financing fees	115
Carrying value of loan	$ 8,885
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Loan interest rate			3.75%
Top of range [member]
IfrsStatementLineItems [Line Items]
Loan interest rate			5.00%	13.00%